Summary of Significant Accounting Policies (Details)	Dec. 31, 2021
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Annual depreciation rates	6.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Annual depreciation rates	15.00%
Vehicles
Property, Plant and Equipment [Line Items]
Annual depreciation rates	15.00%
Computers
Property, Plant and Equipment [Line Items]
Annual depreciation rates	33.00%